Employee Benefits (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other changes in plan assets and benefit obligations recognized in other comprehensive income, net of tax
Total recognized	$ (35)	$ 34	$ (37)	$ 33	$ 215	$ (231)	$ 101
Retirement Plans [Member]
Components of net periodic cost for retirement plans and post-retirement plans
Service cost					5	10	24
Interest cost					99	91	93
Expected return on assets					(138)	(129)	(124)
Actuarial loss (gain)					11	26	32
Prior service cost (credit)					0	5	(1)
Curtailment					0	(8)	0
Net periodic benefit cost					(23)	(5)	24
Other changes in plan assets and benefit obligations recognized in other comprehensive income, net of tax
Net actuarial loss (gain)					232	(213)	116
Recognized actuarial (gain) loss					(7)	(15)	(20)
Prior service cost (credit)					0	5	2
Total recognized					225	(223)	98
Postretirement Plans [Member]
Components of net periodic cost for retirement plans and post-retirement plans
Service cost					1	2	3
Interest cost					4	5	5
Expected return on assets					0	0	0
Actuarial loss (gain)					(1)	0	0
Prior service cost (credit)					0	(1)	(1)
Curtailment					(1)	(12)	0
Net periodic benefit cost					3	(6)	7
Other changes in plan assets and benefit obligations recognized in other comprehensive income, net of tax
Net actuarial loss (gain)					3	(8)	2
Recognized actuarial (gain) loss					1	0	0
Prior service cost (credit)					(5)	0	1
Total recognized					$ (1)	$ (8)	$ 3